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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Kleinwort Benson Group Limted
Address: 14 St George Street
         London W1s 1FE
         United Kingdom

Form 13F File Number: 028 - 14452

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dr Rudiger Schmid-Kuhnhofer
Title: Chief  Operating  Officer and General Counsel of RHJ  International  SA,
       acting under authority granted by Kleinwort Benson Group Limted
Phone: +44 203 207 7284

Signature, Place, and Date of Signing:


/s/ Dr Rudiger Schmid-Kuhnhofer
---------------------------------

Brussels, Belgium
15 February 2012

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Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number    Name
--------------------    ----
028 - 14449             RHJ International SA
028 - 13043             KBC Group NV